Average Annual Total Returns{- Fidelity Advisor® Biotechnology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Biotechnology Fund	Fidelity Advisor Biotechnology Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Biotechnology Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Biotechnology Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Biotechnology Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1501 Past 1 year	F1501 Past 5 years	F1501 Past 10 years
Total	(9.11%)	12.82%	16.67%	(13.42%)	10.69%	15.23%	(3.47%)	9.83%	13.89%	(7.22%)	13.01%	16.58%	(5.06%)	13.31%	16.66%	(3.29%)	14.48%	17.68%	(3.20%)		10.44%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	3.09%	13.03%	18.68%

[1]	(a)Since inception October 2, 2018.